Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) - Quoted prices in active market (Level 1) [Member] € in Billions	Dec. 31, 2024 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net move from Level 1 to Level 2 of Trading Assets due to liquidity testing procedures refinement	€ 14
Net move from Level 1 to Level 2 of Trading Liabilities due to liquidity testing procedures refinement	6
Net move from Level 2 to Level 1 of Trading Assets due to liquidity testing procedures refinement	9
Net move from Level 2 to Level 1 of Trading Liabilities due to liquidity testing procedures refinement	€ 3